Note 6 - Intangible Assets (10K)	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]

NOTE 6: INTANGIBLE ASSETS

The following tables summarize the composition of intangible assets as of December 31, 2023:

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life
Unamortized intangible assets
BNA software	$386	$-	$386	n/a
Total intangible assets	$386	$-	$386

The BNA software enhancement project is in progress and amortization will begin once the project is substantially complete and the software is ready for its intended purpose. The software is expected to be completed by Q3 2024 and have a useful life of five years.

There were no intangible assets as of December 31, 2022.